Loans Receivable - Troubled Debt Restructurings and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) contract	Sep. 30, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
TDRs included in impaired loans	$ 261,531	$ 302,713
Percent of restructured loans performing	96.20%
Single family residential loans as percentage of restructured loans	87.20%
Number of contracts | contract	139	78
Pre-modification, outstanding recorded investment	$ 27,184	$ 18,930
Post-modification, outstanding recorded investment	$ 27,184	$ 18,930
Subsequent default, number of contracts | contract	25	20
Subsequent default, recorded investment	$ 6,086	$ 3,218
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	120	62
Pre-modification, outstanding recorded investment	$ 23,541	$ 13,378
Post-modification, outstanding recorded investment	$ 23,541	$ 13,378
Subsequent default, number of contracts | contract	17	18
Subsequent default, recorded investment	$ 4,875	$ 2,917
Construction
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	2
Pre-modification, outstanding recorded investment	$ 0	$ 701
Post-modification, outstanding recorded investment	$ 0	$ 701
Subsequent default, number of contracts | contract	1	0
Subsequent default, recorded investment	$ 279	$ 0
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	10	9
Pre-modification, outstanding recorded investment	$ 970	$ 1,546
Post-modification, outstanding recorded investment	$ 970	$ 1,546
Subsequent default, number of contracts | contract	5	2
Subsequent default, recorded investment	$ 606	$ 301
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	7	3
Pre-modification, outstanding recorded investment	$ 2,523	$ 3,175
Post-modification, outstanding recorded investment	$ 2,523	$ 3,175
Subsequent default, number of contracts | contract	2	0
Subsequent default, recorded investment	$ 326	$ 0
HELOC
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	1
Pre-modification, outstanding recorded investment	$ 126	$ 50
Post-modification, outstanding recorded investment	$ 126	$ 50
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	1
Pre-modification, outstanding recorded investment	$ 24	$ 80
Post-modification, outstanding recorded investment	$ 24	$ 80
Minimum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	6 months
Maximum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	12 months